Note 19 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents (notes 3 and 4)	$ 10,696	$ 32,414
Short-term investments (notes 3 and 5)	35,693	6,172
LONG-TERM INVESTMENTS (notes 3 and 8)	4,172	10,445
Reported Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	10,696	32,414
Restricted cash	35	34
Short-term investments (notes 3 and 5)	35,693	6,172
LONG-TERM INVESTMENTS (notes 3 and 8)	4,172	10,445
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	10,696	32,414
Restricted cash	35	34
Short-term investments (notes 3 and 5)	35,693	6,172
LONG-TERM INVESTMENTS (notes 3 and 8)	$ 4,172	$ 10,445